Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	¥ 544,879		¥ 254,058
Less: accumulated depreciation	(287,950)		(188,169)
Less: accumulated impairment	(10,948)		(15,102)
Property, equipment and Leasehold improvement, net	245,981		50,787		$ 35,175
Depreciation expense	30,877	$ 4,415	27,738	¥ 37,622
Impairment of other non-current assets	0		0	¥ 5,008
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	196,065		97,767
Mechanical equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	168,206		135,155
Land
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	17,927		7,501
Plant
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	85,674		7,457
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	58,804		1,663
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	11,147		2,759
Transportation equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	3,971		¥ 1,756
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, equipment and Leasehold improvement	¥ 3,085